RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 2,963,801	$ 3,835,008
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,963,801	3,835,008
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,952,107)	(1,939,706)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(162,729)	(235,189)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	848,965	1,660,113
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,023,313	2,126,229
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,023,313	2,126,229
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,951,440)	(1,911,903)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(162,729)	(235,189)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(1,090,856)	(20,863)
Repurchase agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	1,940,488	1,708,779
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,940,488	1,708,779
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(667)	(27,803)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 1,939,821	$ 1,680,976